7. Film and Television Costs and Capitalized Product Development in Process (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Film And Television Costs And Capitalized Product Development In Process
Film and Television Costs	$ 903,634	$ 303,953	$ 0
Capitalized Product Development in Process	$ 0	$ 7,500	$ 54,575